Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions
As at September 30, 2017, the Company was committed to the following interest rate swap agreements:

	Interest Rate	Notional Amount	Fair Value / Carrying Amount of Asset	Remaining Term	Fixed Interest Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	150,414	663	3.3	1.46
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	1,384	3.3	1.55
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	1,098	3.3	1.16

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of September 30, 2017, ranged from 0.30% to 2.00%.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities
	$	$	$	$
As at September 30, 2017
Interest rate swap agreements	204	3,022	(65)	(81)
Forward freight agreements	29	—	(5)	—
	233	3,022	(70)	(81)

As at December 31, 2016
Interest rate swap agreements	—	4,251	(254)	(1,108)
Stock purchase warrant	—	287	—	—
Time-charter swap	875	—	(667)	—
	875	4,538	(921)	(1,108)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized gains (losses) relating to the interest rate swaps, stock purchase warrant, time-charter swap and freight forward agreements are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of (loss) income as follows:

	Three Months Ended			Three Months Ended
	September 30, 2017			September 30, 2016
	Realized (losses) gains	Unrealized gains (losses)	Total	Realized (losses) gains	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(154)	401	247	(1,277)	3,800	2,523
Stock purchase warrant	—	—	—	—	(199)	(199)
Time-charter swap agreement	—	—	—	1,096	209	1,305
Forward freight agreements	234	(91)	143	—	—	—
	80	310	390	(181)	3,810	3,629

	Nine Months Ended			Nine Months Ended
	September 30, 2017			September 30, 2016
	Realized (losses) gains	Unrealized gains (losses)	Total	Realized (losses) gains	Unrealized gains (losses)	Total
Interest rate swap agreements	(894)	2	(892)	(12,145)	5,914	(6,231)
Stock purchase warrant	—	(287)	(287)	—	(4,447)	(4,447)
Time-charter swap agreement	1,106	(875)	231	1,222	1,554	2,776
Forward freight agreements	347	(108)	239	—	—	—
	559	(1,268)	(709)	(10,923)	3,021	(7,902)